RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ROU ASSETS AND OPERATING LEASE LIABILITIES

The Group is a lessee of non-cancellable operating leases for corporate office in Hong Kong. The Group’s ROU assets and operating lease liabilities recognized in the consolidated balance sheets consist of the following:

	As of December 31,
	2023	2024
	HK$	HK$

Operating lease ROU assets	-	3,486,556

	As of December 31,
	2023	2024
	HK$	HK$
Operating lease liabilities
Current portion	-	1,896,384
Non-current portion	-	1,584,423
	-	3,480,807

	As of December 31,
	2023	2024
Operating leases:
Weighted average remaining lease term (years)	-	2
Weighted average discount rate	-	5.46%

SCHEDULE OF MATURITY OF NON-CANCELLABLE OPERATING LEASE OBLIGATIONS

The maturity analysis of the Group’s non-cancellable operating lease obligations as of December 31, 2024 is as follows:

Operating leases
HK$

Year ending December 31, 2024	2,030,208
Year ending December 31, 2025	1,615,434
Total undiscounted lease obligations	3,645,642
Less: imputed interest	(164,835)
Lease liabilities recognized in the consolidated balance sheet	3,480,807

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ROU ASSETS AND OPERATING LEASE LIABILITIES

The Group is a lessee of non-cancellable operating leases for corporate office in Hong Kong. The Group’s ROU assets and operating lease liabilities recognized in the consolidated balance sheets consist of the following:

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

Operating lease ROU assets	3,486,556	2,570,547

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)
Operating lease liabilities
Current portion	1,896,384	1,948,747
Non-current portion	1,584,423	596,780
	3,480,807	2,545,527

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)
Operating leases:
Weighted average remaining lease term (years)	2	1.3
Weighted average discount rate	5.46%	5.46%

SCHEDULE OF MATURITY OF NON-CANCELLABLE OPERATING LEASE OBLIGATIONS

The maturity analysis of the Group’s non-cancelable operating lease obligations is as follows:

As of December 31, 2024
HK$

Year ending December 31, 2024	2,030,208
Year ending December 31, 2025	1,615,434
Total undiscounted lease obligations	3,645,642
Less: imputed interest	(164,835)
Lease liabilities recognized in the consolidated balance sheet	3,480,807

As of June 30, 2025
HK$
(Unaudited)

Six months ending December 31, 2025	1,015,104
Year ending December 31, 2026	1,615,434
Total undiscounted lease obligations	2,630,538
Less: imputed interest	(85,011)
Lease liabilities recognized in the consolidated balance sheet	2,545,527